Debentures - Additional Information (Detail) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	May 15, 2019	Dec. 31, 2018	Sep. 28, 2018
Disclosure of detailed information about borrowings [line items]
Debentures issued	R$ 400,000	R$ 800,000	R$ 800,000	R$ 400,000	R$ 800,000
Non Convertible Debentures [Member] | Debenture One [Member]
Disclosure of detailed information about borrowings [line items]
Early repayment of debentures	R$ 432,793
Non Convertible Debentures [Member] | Debenture Two [Member]
Disclosure of detailed information about borrowings [line items]
Cumulative number of debentures repurchased	65,611